Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.9171909

ANNUAL REPORT — 12/31/2013

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 17, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7799 1933 Act Registration Numbers: 333-11377 CIK: 00001020506 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 28, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2014
Delaware VIP Trust (Standard Class)	814230	March 7, 2014
Gabelli Capital Series Funds Inc. (Class AAA)	901246	March 6, 2014
Lazard Retirement Series Inc. (Service Shares)	1033669	March 11, 2014
Lincoln Variable Insurance Products Trust (Standard Class)	914036	February 26, 2014
MFS® Variable Insurance TrustSM (Initial Class)	918571	February 28, 2014
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	February 26, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman
Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772